Condensed Consolidating Information (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities:
Net earnings, including noncontrolling interests	$ 127	$ 108	$ 30	$ 54	$ 109	$ 136	$ 95	$ 86	$ 319	$ 426	$ 534
Adjustments:
Other operating activities, net									348	438	381
Net cash provided by (used in) operating activities									667	864	915
Investing Activities:
Purchases of investments, property and equipment									(5,994)	(5,435)	(5,020)
Purchases of subsidiaries										(128)	(5)
Proceeds from maturities and redemptions of investments									2,243	2,152	1,945
Proceeds from sales of investments, property and equipment									1,494	1,593	2,335
Managed investment entities:
Purchases of investments									(1,563)	(1,008)
Proceeds from sales and redemptions of investments									1,391	1,018
Other investing activities, net									(10)	103	(38)
Net cash provided by (used in) investing activities									(2,439)	(1,705)	(783)
Financing Activities:
Annuity receipts									3,326	2,282	1,434
Annuity surrenders, benefits and withdrawals									(1,321)	(1,221)	(1,273)
Net transfers from (to) variable annuity assets									39	7	(10)
Additional long-term borrowings									2	159	581
Reductions of long-term debt									(20)	(39)	(785)
Issuances of managed investment entities' liabilities									394
Retirement of managed investment entities' liabilities									(66)	(45)
Issuances of Common Stock									39	32	15
Repurchases of Common Stock									(315)	(292)	(81)
Cash dividends paid on Common Stock									(67)	(63)	(60)
Other financing activities, net									(14)		(97)
Net cash provided by (used in) financing activities									1,997	820	(276)
Net Change in Cash and Cash Equivalents									225	(21)	(144)
Cash and cash equivalents at beginning of year				1,099				1,120	1,099	1,120	1,264
Cash and cash equivalents at end of year	1,324				1,099				1,324	1,099	1,120
AFG [Member]
Operating Activities:
Net earnings, including noncontrolling interests									342	482	523
Adjustments:
Equity in net earnings of subsidiaries									(439)	(551)	(587)
Dividends from subsidiaries									542	550	636
Other operating activities, net									17		14
Net cash provided by (used in) operating activities									462	481	586
Investing Activities:
Purchases of investments, property and equipment									(54)	(13)	(14)
Returns of capital from (capital contributions to) subsidiaries									(27)	(97)	(170)
Proceeds from maturities and redemptions of investments									4		1
Proceeds from sales of investments, property and equipment									5		15
Managed investment entities:
Net cash provided by (used in) investing activities									(72)	(110)	(168)
Financing Activities:
Additional long-term borrowings										128	522
Reductions of long-term debt											(776)
Issuances of Common Stock									37	31	14
Repurchases of Common Stock									(315)	(292)	(81)
Cash dividends paid on Common Stock									(67)	(63)	(60)
Other financing activities, net										(2)
Net cash provided by (used in) financing activities									(345)	(198)	(381)
Net Change in Cash and Cash Equivalents									45	173	37
Cash and cash equivalents at beginning of year				370				197	370	197	160
Cash and cash equivalents at end of year	415				370				415	370	197
GAFRI [Member]
Operating Activities:
Net earnings, including noncontrolling interests									121	114	33
Adjustments:
Equity in net earnings of subsidiaries									(123)	(119)	(45)
Dividends from subsidiaries									3		3
Other operating activities, net									(1)	(2)	4
Net cash provided by (used in) operating activities										(7)	(5)
Investing Activities:
Purchases of investments, property and equipment										(5)	(15)
Returns of capital from (capital contributions to) subsidiaries									14	(7)	(141)
Proceeds from maturities and redemptions of investments									9	11	2
Proceeds from sales of investments, property and equipment											1
Managed investment entities:
Net cash provided by (used in) investing activities									23	(1)	(153)
Financing Activities:
Capital contributions from (returns of capital to) parent									16	16	168
Cash dividends paid on Common Stock									(40)
Net cash provided by (used in) financing activities									(24)	16	168
Net Change in Cash and Cash Equivalents									(1)	8	10
Cash and cash equivalents at beginning of year				20				12	20	12	2
Cash and cash equivalents at end of year	19				20				19	20	12
AAG Holding [Member]
Operating Activities:
Net earnings, including noncontrolling interests									121	138	52
Adjustments:
Equity in net earnings of subsidiaries									(141)	(157)	(73)
Dividends from subsidiaries									38	16
Other operating activities, net									2	1	(3)
Net cash provided by (used in) operating activities									20	(2)	(24)
Investing Activities:
Returns of capital from (capital contributions to) subsidiaries									(1)	(5)	(116)
Managed investment entities:
Net cash provided by (used in) investing activities									(1)	(5)	(116)
Financing Activities:
Capital contributions from (returns of capital to) parent									(19)	7	140
Net cash provided by (used in) financing activities									(19)	7	140
All Other Subs [Member]
Operating Activities:
Net earnings, including noncontrolling interests									440	520	630
Adjustments:
Other operating activities, net									328	438	367
Net cash provided by (used in) operating activities									768	958	997
Investing Activities:
Purchases of investments, property and equipment									(5,940)	(5,417)	(4,991)
Purchases of subsidiaries										(128)	(5)
Proceeds from maturities and redemptions of investments									2,230	2,141	1,942
Proceeds from sales of investments, property and equipment									1,489	1,593	2,319
Managed investment entities:
Purchases of investments									(1,563)	(1,008)
Proceeds from sales and redemptions of investments									1,391	1,018
Other investing activities, net									(10)	103	(38)
Net cash provided by (used in) investing activities									(2,403)	(1,698)	(773)
Financing Activities:
Annuity receipts									3,326	2,282	1,434
Annuity surrenders, benefits and withdrawals									(1,321)	(1,221)	(1,273)
Net transfers from (to) variable annuity assets									39	7	(10)
Additional long-term borrowings									2	31	59
Reductions of long-term debt									(20)	(39)	(9)
Issuances of managed investment entities' liabilities									394
Retirement of managed investment entities' liabilities									(66)	(45)
Issuances of Common Stock									2	1	1
Capital contributions from (returns of capital to) parent									(143)	86	119
Cash dividends paid on Common Stock									(383)	(566)	(639)
Other financing activities, net									(14)	2	(97)
Net cash provided by (used in) financing activities									1,816	538	(415)
Net Change in Cash and Cash Equivalents									181	(202)	(191)
Cash and cash equivalents at beginning of year				709				911	709	911	1,102
Cash and cash equivalents at end of year	890				709				890	709	911
Consol. Entries [Member]
Operating Activities:
Net earnings, including noncontrolling interests									(705)	(828)	(704)
Adjustments:
Equity in net earnings of subsidiaries									703	827	705
Dividends from subsidiaries									(583)	(566)	(639)
Other operating activities, net									2	1	(1)
Net cash provided by (used in) operating activities									(583)	(566)	(639)
Investing Activities:
Returns of capital from (capital contributions to) subsidiaries									14	109	427
Managed investment entities:
Net cash provided by (used in) investing activities									14	109	427
Financing Activities:
Capital contributions from (returns of capital to) parent									146	(109)	(427)
Cash dividends paid on Common Stock									423	566	639
Net cash provided by (used in) financing activities									$ 569	$ 457	$ 212